Financial risk management - Types of hedges (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Risk management
Carrying amount of hedges	€ (40)
Cash flow hedges
Risk management
Carrying amount of hedges	(13)
Notional amount of hedged items	1,451
Change in intrinsic value of hedging instruments since 1 January	(44)
Change in value of hedged items used to determine hedge effectiveness	45
Cash flow hedges | Short
Risk management
Notional amount	1,451
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedges	(11)
Notional amount of hedged items	4,129
Change in intrinsic value of hedging instruments since 1 January	(83)
Change in value of hedged items used to determine hedge effectiveness	83
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	4,129
Fair value hedges
Risk management
Carrying amount of hedges	(4)
Notional amount of hedged items	231
Change in intrinsic value of hedging instruments since 1 January	(13)
Change in value of hedged items used to determine hedge effectiveness	17
Fair value hedges | Short
Risk management
Notional amount	226
Fair value and cash flow hedges
Risk management
Carrying amount of hedges	(46)
Notional amount of hedged items	(2,330)
Change in intrinsic value of hedging instruments since 1 January	9
Change in value of hedged items used to determine hedge effectiveness	(7)
Fair value and cash flow hedges | Long
Risk management
Notional amount	€ 2,330